Share-Based Payment (Details) - Schedule of outstanding stock options - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Outstanding Stock Options Abstract
Number of Options Outstanding Beginning Balance	12,547,000	8,100,000
Weighted Average Exercise Price Outstanding Beginning Balance (CAD)	$ 4.86	$ 0.72
Number of Options Granted	9,592,000	10,775,000
Weighted Average Exercise Price Granted (CAD)	$ 1.68	$ 5.91
Number of Options Exercised	(70,000)	(6,074,000)
Weighted Average Exercise Price Exercised (CAD)	$ 0.41	$ 1.27
Number of Options Forfeited	(205,000)	(251,000)
Weighted Average Exercise Price Forfeited (CAD)	$ 5.65	$ 3.41
Number of Options Expired	(60,000)	(3,000)
Weighted Average Exercise Price Expired (CAD)	$ 4.37	$ 0.99
Number of Options Outstanding, Ending Balance	21,804,000	12,547,000
Weighted Average Exercise Price Outstanding Ending Balance (CAD)	$ 3.47	$ 4.86
Number of Options Exercisable, Ending Balance	2,306,375	5,676,000
Weighted Average Exercise Price Exercisable, Ending Balance (CAD)	$ 0.46	$ 4.57